UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
                                                     ---------

                         UBS Event & Equity Fund L.L.C.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                     UBS EVENT & EQUITY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             REALIZED AND
                                                                                 % OF         UNREALIZED
                                                                                 MEMBERS'     GAIN (LOSS)
INVESTMENT FUND                                   COST          FAIR VALUE       CAPITAL    FROM INVESTMENT   LIQUIDITY   LOCK UP**
------------------------------------------------------------------------------------------------------------------------------------
Amber Fund, LTD                                 $12,500,000     $20,342,940        5.36  %    $ 1,682,261      Quarterly     X
Aspen Partners, L.P. Series A                             -       2,530,981        0.67           (62,517)     Annually
Brookdale International Partners, L.P.           16,750,000      22,140,203        5.83         1,012,376      Quarterly     X
Cycladic Catalyst Fund, L.P.                     15,500,000      17,073,080        4.50          (489,451)         0
Davidson Kempner Partners, LLC                   10,000,000      10,914,659        2.87           427,089      Annually
Gracie Capital L.P.                              11,000,000      18,564,833        4.89         1,228,485      Annually
Harbinger Capital Partners I, L.P.               11,000,000      26,264,499        6.91         2,624,375      Quarterly
Highland Credit Strategies Fund, LTD             12,000,000      15,269,371        4.02           930,829      Quarterly
Jana Partners Fund, L.P.                         15,000,000      18,691,725        4.92         1,238,125      Quarterly
Jana Piranha Fund, L.P.                           7,000,000       8,459,571        2.23           727,254      Quarterly     X
LaGrange Capital Partners, L.P.                  11,000,000      15,760,912        4.15         1,611,598      Annually
Marathon Special Opportunity Fund, L.P.           5,000,000       5,765,555        1.52           173,209      Quarterly
North Run Master, L.P.                           17,000,000      25,442,684        6.70         2,242,002      Quarterly
OZ Domestic Partners, L.P.                       11,577,699      25,138,080        6.62         1,534,959      Annually
OZ Domestic Partners, L.P. Special Investment     5,922,301       5,818,033        1.53          (104,268)         0
Seneca Capital, L.P.                             14,000,000      27,434,569        7.22         2,112,501      Annually
Steel Partners Japan Strategic Fund, L.P.        10,000,000      11,504,700        3.03           673,121      Quarterly
Subprime Credit Strategies Fund II, L.P.          3,750,000       6,513,029        1.71         2,430,903      Quarterly
Tala Partners II, L.P.                            9,000,000       9,777,747        2.57           268,880     Semi-Annual
The Children's Investment Fund, L.P.             11,000,000      18,476,132        4.86         1,313,257      Annually      X
Trilogy Financial Partners, L.P.                 18,000,000      25,487,987        6.71           559,531      Quarterly
Wesley Capital QP, L.P.                          15,000,000      23,547,477        6.20         1,207,696      Quarterly
Whitney New Japan Partners, L.P.                 10,000,000      15,073,337        3.97          (622,563)     Quarterly
                                               ------------    ------------     ----------   ------------
TOTAL                                          $252,000,000    $375,992,104       98.99  %   $ 22,719,652
                                               ============    ============     ==========   ============

** The Investment Fund provides for periodic redemptions. As of March 31, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Event & Equity Fund L.L.C.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              May 25, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.